CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 14,342	$ 4,237
Pledged bank deposits	0	515
Accounts receivable, net of provision for doubtful accounts of $196 and $196, respectively	12	0
Loans receivable, net of nil provision for loan losses	31,047	670
Interest receivable	5	6
Other receivables and prepayments	1,860	28
Advances to suppliers	0	177
Current assets held for sale	29,283	74
Total current assets	76,549	5,707
Deposit for acquisition of a subsidiary	6,410	0
Deferred tax assets	161	0
Plant and equipment, net	58,319	511
Intangible assets, net	22,579	23,888
Long-term loans receivable, net of nil provision for loan losses	6,019	0
Goodwill	20,804	31,134
Non-current assets held for sale	0	37,213
Total assets	190,841	98,453
CURRENT LIABILITIES
Short-term bank loan	200	0
Accounts payable, trade	0	235
Other payables and accrued liabilities	4,258	2,953
Customer deposits	1	0
Allowance on guarantee	974	0
Taxes payable	206	15
Convertible notes - current	114	0
Current liabilities held for sale	4,282	183
Total current liabilities	10,035	3,386
LONG-TERM LIABILITIES
Convertible notes – non-current	360	0
Warrant derivative liability	286	680
Deferred tax liabilities	11,986	5,979
Non-current liabilities held for sale	0	4,593
Total liabilities	22,667	14,638
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 10,000,000 and 1,000,000 shares authorized as of December 31, 2018 and December 31, 2017, respectively; nil issued and outstanding as of December 31, 2018 and December 31, 2017	0	0
Common stock, $0.004 par value, 500,000,000 and 50,000,000 shares authorized as of December 31, 2018 and December 31, 2017, respectively; 75,507,300 and 16,164,855 issued and outstanding as of December 31, 2018 and December 31, 2017, respectively	302	65
Additional paid-in-capital	116,648	50,159
Retained earnings	21,128	40,922
Accumulated other comprehensive loss	(9)	(7,331)
Total SGOCO Group, Ltd. shareholders' equity	138,069	83,815
Non-controlling interests	30,105	0
Total equity	168,174	83,815
Total liabilities, non-controlling interests and shareholders' equity	$ 190,841	$ 98,453